Trade Receivables	12 Months Ended
Mar. 31, 2020
Trade receivables.
Trade receivables

10.           Trade receivables

	At March 31,
	2020	2019	2018
	€M	€M	€M
Trade receivables	67.5	59.6	57.7
Allowance for impairment	—	(0.1)	(0.1)
	67.5	59.5	57.6

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2019: €nil; 2018: €nil).  There were no bad debt write-offs in the year (2019: €nil; 2018: €nil).

At March 31, 2020, €3.3m (2019: €0.8m; 2018: €0.8m) of our total accounts receivable balance were past due, of which €nil (2019: €0.2m; 2018: €0.2m) was impaired and €3.3m (2019: €0.6m; 2018: €0.6m) was considered past due but not impaired for which the expected credit loss was considered immaterial.